Non-Hedge Derivative Gain (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	67	88

The net gain recorded in the six months ended June 30, 2012 relates to the fair value movements of the conversion features of convertible bonds.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	113	92